INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Summary of Intangible assets

	As of December 31, 2022
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(3,112)	8,558
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(3,112)	118,888

	As of December 31, 2023
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
TJ103	11,670	(3,890)	7,780	1,096
IPR&D TJ101	110,330	—	110,330	15,539
Total intangible assets	122,000	(3,890)	118,110	16,635